SEGMENTS (Details 1) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 765	$ 1,010	$ 2,291	$ 2,421
Amounts not allocated to segments [Abstract]
Depreciation and amortization			1,192	973
General and administrative expenses	310	316	925	948
Legal Settlements And Loss Contingencies	533	(80)	674	531
Impairments Restructuring And Others	(410)	384	421	968
Financial expenses - net	(150)	(697)	(553)	(930)
Income before income taxes	615	313	1,738	1,491
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	2,098	1,858	5,800	5,600
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,964	1,800	5,602	5,436
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	867	578	2,065	2,106
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,097	1,222	3,537	3,330
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	134	58	198	164
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	429	203	811	637
General and administrative expenses	310	316	925	948
Legal Settlements And Loss Contingencies	533	(80)	674	531
Impairments Restructuring And Others	(410)	384	421	968
Otehr Unallocated Amounts	$ 471	$ 25	$ 678	$ 95